SEGMENT INFORMATION - Profitability (Details) $ in Millions	12 Months Ended
	Oct. 31, 2024 USD ($) segment	Oct. 31, 2023 USD ($) segment	Oct. 31, 2022 USD ($) segment
Segment Reporting [Abstract]
Number of operating segments | segment	3	3	3
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Net revenue	$ 6,510	$ 6,833	$ 6,848
Income from operations	1,488	1,350	1,618
Share-based compensation expense	130	112	126
Depreciation expense	$ 149	$ 128	$ 120
Number of operating segments | segment	3	3	3
Operating Segments
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Income from operations	$ 1,721	$ 1,875	$ 1,857
Segment Reporting, Reconciling Item, Corporate Nonsegment
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Share-based compensation expense	12	0	6
Life Sciences and Diagnostics Markets
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Net revenue	2,466	2,780	2,844
Life Sciences and Diagnostics Markets | Operating Segments
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Net revenue	2,466	2,780	2,844
Income from operations	484	673	711
Share-based compensation expense	46	48	52
Depreciation expense	72	60	57
Agilent CrossLab
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Net revenue	2,747	2,656	2,563
Agilent CrossLab | Operating Segments
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Net revenue	2,747	2,656	2,563
Income from operations	925	839	779
Share-based compensation expense	48	40	43
Depreciation expense	54	46	42
Applied Markets
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Net revenue	1,297	1,397	1,441
Applied Markets | Operating Segments
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Net revenue	1,297	1,397	1,441
Income from operations	312	363	367
Share-based compensation expense	24	24	25
Depreciation expense	$ 23	$ 22	$ 21